Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Kurv Technology Titans Select ETF
Shareholder Report [Line Items]
Fund Name	Kurv Technology Titans Select ETF
Class Name	Kurv Technology Titans Select ETF
Trading Symbol	KQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Technology Titans Select ETF (the “Fund”) for the period ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kqqq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Technology Titans Select ETF	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the period December 1, 2024, to May 31, 2025, the Kurv Technology Titans Select ETF generated positive returns with consistent monthly distributions.
WHAT FACTORS INFLUENCED PERFORMANCE

- Security selection
- Performance of top tech stock
- Amount of premium received from writing out-of–the-money call option
POSITIONING

The Fund maintained long exposure to top tech stocks via both stock and synthetic long positions (long call options and short put options both with the same strike). The Fund applied momentum weighting on certain holdings when momentum signals were present and wrote out-of-the-money call options on stagnant stocks, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Security selection of non-Nasdaq listed technology stocks
↑	Overweight in names with higher price momentum

Top Detractors
↓	Long exposure to select tech names
PERFORMANCE
For the period since inception of July 22, 2024, to May 31, 2025, the Fund’s performance was 6.68% (NAV). For the period ended May 31, 2025, the Fund’s performance was -0.99% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	Period Ended May 31, 2025	Since Inception (07/22/2024)
Kurv Technology Titans Select ETF NAV	-0.99	6.68
S&P 500 TR	-1.35	7.47
NASDAQ 100 Total Return Index	2.35	8.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information. Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
Net Assets	$ 20,757,015
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$20,757,015
Number of Holdings	34
Net Advisory Fee	$0
Portfolio Turnover	26%
30-Day SEC Yield	2.12%
30-Day SEC Yield Unsubsidized	2.94%

Holdings [Text Block]

Security Type
Common Stocks	65.3%
U.S. Treasury Bills	27.3%
Exchange Traded Funds	3.5%
Purchased Options	1.3%
Money Market Funds	1.2%
Written Options	-1.8%
Cash & Other	3.2%

Top Holdings
United States Treasury Bill	27.3%
Amazon.com, Inc.	10.1%
Meta Platforms, Inc. - Class A	7.8%
Alphabet, Inc. - Class A	6.8%
Apple, Inc.	5.7%
Broadcom, Inc.	5.3%
NVIDIA Corp.	4.7%
Netflix, Inc.	4.3%
Uber Technologies, Inc.	3.2%
Spotify Technology SA	2.9%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective December 1, 2024, the Fund has changed its fiscal year-end from November 30 to May 31 for operational efficiencies.
Effective March 31, 2025, the Fund’s advisory agreement was amended to move from an advisory fee of 0.99% where the Fund was responsible for all of its expenses not expressly assumed by the Adviser, to a unitary fee of 0.99% where the Adviser pays for all of the Fund’s expenses except for those expressly excluded. See the Fund’s prospectus for more information.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kqqq
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Class Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Trading Symbol	AMZP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) for the fiscal year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/amzp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$250	2.35%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year  ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Amazon stock
- Amount of premiums received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Amazon stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options
↑	Long exposure to Amazon stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 13.16% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV	13.16	26.99
S&P 500 TR	13.52	26.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/amzp for more recent performance information. Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
Net Assets	$ 12,661,407
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 57,341
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$12,661,407
Number of Holdings	8
Net Advisory Fee	$57,341
Portfolio Turnover	0%
30-Day SEC Yield	3.94%
30-Day SEC Yield Unsubsidized	3.79%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	90.4%
Fidelity Government Portfolio	1.7%
Amazon.com, Inc.	-0.0%*
*Less than (0.05)%.

Security Type
U.S. Treasury Bills	90.4%
Purchased Options	4.6%
Money Market Funds	1.7%
Written Options	-4.7%
Cash & Other	8.0%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/amzp
Kurv Yield Premium Strategy Apple (AAPL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Class Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Trading Symbol	AAPY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) for the fiscal year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/aapy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Apple (AAPL) ETF	$160	1.60%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Apple stock
- The amount of premiums received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Apple stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Apple stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 0.27% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Apple (AAPL) ETF NAV	0.27	5.63
S&P 500 TR	13.52	26.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/aapy for more recent performance information. Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
Net Assets	$ 3,808,761
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 23,580
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,808,761
Number of Holdings	9
Net Advisory Fee	$23,580
Portfolio Turnover	0%
30-Day SEC Yield	3.40%
30-Day SEC Yield Unsubsidized	3.24%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	104.4%
Fidelity Government Portfolio	1.9%
Apple, Inc.	-7.6%

Security Type
U.S. Treasury Bills	104.4%
Money Market Funds	1.9%
Purchased Options	0.9%
Written Options	-8.5%
Cash & Other	1.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/aapy
Kurv Yield Premium Strategy Google (GOOGL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Class Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Trading Symbol	GOOP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) for the fiscal year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/goop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Google (GOOGL) ETF	$206	2.09%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year  ended May 31, 2025, the Fund generated negative returns with consistent monthly distributions. Option premiums received from covered call (short call position) contributed positively to total return, softening the negative returns of the underlying Google stock.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Google stock
- Amount of premium received from writing out-of–the-money call option
Long exposure to Google stock detracted from performance as Google stock price was flat during the period.
POSITIONING
The Fund maintained long exposure to Google stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Google stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was -3.28% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Google (GOOGL) ETF NAV	-3.28	16.63
S&P 500 TR	13.52	26.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/goop for more recent performance information. Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
Net Assets	$ 7,815,998
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 43,589
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$7,815,998
Number of Holdings	8
Net Advisory Fee	$43,589
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.35%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	95.6%
Alphabet, Inc.	3.1%
Fidelity Government Portfolio	1.2%

Security Type
U.S. Treasury Bills	95.5%
Purchased Options	5.2%
Money Market Funds	1.2%
Written Options	-2.1%
Cash & Other	0.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/goop
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Class Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Trading Symbol	MSFY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) for the fiscal year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/msft. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/msft
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$208	2.02%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund  generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Microsoft stock
- Amount of premium received from writing out-of–the-money call options
POSITIONING
The Fund maintained long exposure to Microsoft stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options
↑	Long exposure to Microsoft stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 5.83% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV	5.83	14.92
S&P 500 TR	13.52	26.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/msft for more recent performance information. Visit https://www.kurvinvest.com/etf/msft for more recent performance information.
Net Assets	$ 5,317,142
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 28,535
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$5,317,142
Number of Holdings	10
Net Advisory Fee	$28,535
Portfolio Turnover	0%
30-Day SEC Yield	3.37%
30-Day SEC Yield Unsubsidized	3.21%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	83.9%
Microsoft Corp.	6.6%
Fidelity Government Portfolio	0.4%

Security Type
U.S. Treasury Bills	83.9%
Purchased Options	8.8%
Money Market Funds	0.4%
Written Options	-2.2%
Cash & Other	9.1%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/msft
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Class Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Trading Symbol	NFLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) for the fiscal year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/nflp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$277	2.13%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Netflix stock
- Amount of premium received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Netflix stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Netflix stock
↑	Premiums received from writing out-of-the money call options
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 60.49% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV	60.49	64.93
S&P 500 TR	13.52	26.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/nflp for more recent performance information. Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
Net Assets	$ 12,322,633
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 50,737
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$12,322,633
Number of Holdings	8
Net Advisory Fee	$50,737
Portfolio Turnover	0%
30-Day SEC Yield	2.69%
30-Day SEC Yield Unsubsidized	2.54%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	80.0%
Netflix, Inc.	19.5%
Fidelity Government Portfolio	0.4%

Security Type
U.S. Treasury Bills	80.0%
Purchased Options	20.0%
Money Market Funds	0.4%
Written Options	-0.5%
Cash & Other	0.1%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/nflp
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Class Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Trading Symbol	TSLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) for the fiscal year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/tslp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$387	3.02%

Expenses Paid, Amount	$ 387
Expense Ratio, Percent	3.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Tesla stock
- Amount of premium received from writing out-of–the-money call options
POSITIONING
The Fund maintained long exposure to Tesla stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Tesla stock
↑	Premiums received from writing out-of-the money call options
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 56.53% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV	56.53	25.89
S&P 500 TR	13.52	26.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/tslp for more recent performance information. Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
Net Assets	$ 22,258,229
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 103,744
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$22,258,229
Number of Holdings	10
Net Advisory Fee	$103,744
Portfolio Turnover	96%
30-Day SEC Yield	4.20%
30-Day SEC Yield Unsubsidized	4.05%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	83.2%
Tesla, Inc.	3.1%
Fidelity Government Portfolio	0.7%

Security Type
U.S. Treasury Bills	83.2%
Purchased Options	12.5%
Money Market Funds	0.7%
Written Options	-9.4%
Cash & Other	13.0%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/tslp